Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000110176 | 042765685 | Arrow DWA Tactical: International ETF
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000110176 | 464287564 | iShares Cohen & Steers REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000110176 | 464288281 | iShares J.P. Morgan USD Emerging Markets Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110176 | 464288513 | iShares iBoxx High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110176 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000110176 | 31846V336 | First American Government Obligations Fund, Class, X
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000110176 | 464287176 | iShares TIPS Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000110176 | 464287457 | iShares 1-3 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000110176 | 922908736 | Vanguard Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000110176 | DUNNO1738_20251222_L_NOM | Nomura Financial Call Option
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000110176 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110176 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000110176 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000110176 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000110176 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000110176 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000110176 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000110176 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000110176 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000110176 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000110176 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000110176 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000110176 | Equity
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000110176 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000110176 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000110176 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000110176 | InvestmentType_Options
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000110177 | 042765685 | Arrow DWA Tactical: International ETF
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000110177 | 464287564 | iShares Cohen & Steers REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000110177 | 464288281 | iShares J.P. Morgan USD Emerging Markets Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110177 | 464288513 | iShares iBoxx High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110177 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000110177 | 31846V336 | First American Government Obligations Fund, Class, X
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000110177 | 464287176 | iShares TIPS Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000110177 | 464287457 | iShares 1-3 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000110177 | 922908736 | Vanguard Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000110177 | DUNNO1738_20251222_L_NOM | Nomura Financial Call Option
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000110177 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110177 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000110177 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000110177 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000110177 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000110177 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000110177 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000110177 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000110177 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000110177 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000110177 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000110177 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000110177 | Equity
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000110177 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000110177 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000110177 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000110177 | InvestmentType_Options
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000110178 | 042765685 | Arrow DWA Tactical: International ETF
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000110178 | 464287564 | iShares Cohen & Steers REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000110178 | 464288281 | iShares J.P. Morgan USD Emerging Markets Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110178 | 464288513 | iShares iBoxx High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110178 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000110178 | 31846V336 | First American Government Obligations Fund, Class, X
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000110178 | 464287176 | iShares TIPS Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000110178 | 464287457 | iShares 1-3 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000110178 | 922908736 | Vanguard Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000110178 | DUNNO1738_20251222_L_NOM | Nomura Financial Call Option
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000110178 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110178 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000110178 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000110178 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000110178 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000110178 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000110178 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000110178 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000110178 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000110178 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000110178 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000110178 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000110178 | Equity
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000110178 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000110178 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000110178 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000110178 | InvestmentType_Options
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000110179 | 31846V336 | First American Government Obligations Fund, Class, X
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000110179 | 464287309 | iShares S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000110179 | 46432F339 | iShares MSCI USA Quality Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000110179 | 81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000110179 | 46137V258 | Invesco S&P 500 Pure Value ETF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000110179 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000110179 | 46432F396 | iShares MSCI USA Momentum Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000110179 | 81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000110179 | 46137V506 | Invesco Dividend Achievers ETF
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000110179 | Equity
Holdings [Line Items]
Percent of Net Asset Value	84.40%
C000110179 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000110179 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	88.10%
C000110179 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	11.90%
C000110180 | 31846V336 | First American Government Obligations Fund, Class, X
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000110180 | 464287309 | iShares S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000110180 | 46432F339 | iShares MSCI USA Quality Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000110180 | 81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000110180 | 46137V258 | Invesco S&P 500 Pure Value ETF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000110180 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000110180 | 46432F396 | iShares MSCI USA Momentum Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000110180 | 81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000110180 | 46137V506 | Invesco Dividend Achievers ETF
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000110180 | Equity
Holdings [Line Items]
Percent of Net Asset Value	84.40%
C000110180 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000110180 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	88.10%
C000110180 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	11.90%
C000110181 | 31846V336 | First American Government Obligations Fund, Class, X
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000110181 | 464287309 | iShares S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000110181 | 46432F339 | iShares MSCI USA Quality Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000110181 | 81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000110181 | 46137V258 | Invesco S&P 500 Pure Value ETF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000110181 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000110181 | 46432F396 | iShares MSCI USA Momentum Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000110181 | 81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000110181 | 46137V506 | Invesco Dividend Achievers ETF
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000110181 | Equity
Holdings [Line Items]
Percent of Net Asset Value	84.40%
C000110181 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000110181 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	88.10%
C000110181 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	11.90%
C000110182 | 31846V336 | First American Government Obligations Fund, Class, X
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000110182 | GLPSF1790 | Galaxy Plus Fund LLC
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000110182 | 042765719 | Arrow Reserve Capital Management ETF
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000110182 | DUNNO2790_20251222_L_NOM | Nomura Commodity Call Option
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000110182 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000110182 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000110182 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000110182 | Private Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000110182 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000110182 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000110182 | InvestmentType_Options
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000110182 | InvestmentType_Private Investment Funds
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000110183 | 31846V336 | First American Government Obligations Fund, Class, X
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000110183 | GLPSF1790 | Galaxy Plus Fund LLC
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000110183 | 042765719 | Arrow Reserve Capital Management ETF
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000110183 | DUNNO2790_20251222_L_NOM | Nomura Commodity Call Option
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000110183 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000110183 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000110183 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000110183 | Private Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000110183 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000110183 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000110183 | InvestmentType_Options
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000110183 | InvestmentType_Private Investment Funds
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000110184 | 31846V336 | First American Government Obligations Fund, Class, X
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000110184 | GLPSF1790 | Galaxy Plus Fund LLC
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000110184 | 042765719 | Arrow Reserve Capital Management ETF
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000110184 | DUNNO2790_20251222_L_NOM | Nomura Commodity Call Option
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000110184 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000110184 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000110184 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000110184 | Private Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000110184 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000110184 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000110184 | InvestmentType_Options
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000110184 | InvestmentType_Private Investment Funds
Holdings [Line Items]
Percent of Net Asset Value	32.30%